Leases (Details) € in Thousands, ₪ in Thousands, $ in Thousands		12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jan. 28, 2026 USD ($)	Jan. 28, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)
Leases [Line Items]
Monthly lease amount		$ 6				₪ 20
Annual lease amount		$ 70			€ 52
Term of termination option		5 years
Operating lease		$ 3,126					$ 292
Lease liability							3,034
Lease Agreement [Member]
Leases [Line Items]
Monthly lease amount | ₪						₪ 18
Sub-lease Agreement [Member]
Leases [Line Items]
Monthly lease amount		67
Pure Logistics [Member]
Leases [Line Items]
Operating lease	$ 1,826
Lease liability	1,715
Lease expense	$ 111
Subsequent Event [Member]
Leases [Line Items]
Annual lease amount			$ 60	€ 44
Israel [Member] | Lease Agreement [Member]
Leases [Line Items]
Monthly lease amount		$ 5
Maximum [Member] | Lease Agreements [Member]
Leases [Line Items]
Operating lease							2,025
Minimum [Member] | Lease Agreements [Member]
Leases [Line Items]
Operating lease							$ 3